TAXES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax exempt income	16.50%
Federal statutory income tax rate	25.00%	25.00%
Valuation allowance of deferred tax assets	$ 19,225	$ 36,617
Value added tax percentage	13.00%
Value added tax receivable	$ 1,667		$ 1,570
Income tax expenses related to other levies and witholding	$ 33		$ 0